Catalyst Time Value Trading Fund

Class A: TVTAX Class C: TVTCX Class I: TVTIX

summary PROSPECTUS

NOVEMBER 1, 2017

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at http://catalystmutualfunds.com/literature_and_forms. You can also get this information at no cost by calling 1-866-447-4228, emailing info@catalystmf.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, both dated November 1, 2017 are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

FUND SUMMARY: CATALYST TIME VALUE TRADING FUND

Investment Objective: The Fund’s objective is capital appreciation with low correlation to the equity markets.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 107 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 67 and Waiver of Up-Front Sales Charge on Class A Shares on page 69.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	2.13%	2.13%	2.13%
Acquired Fund Fees and Expenses[1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	4.19%	4.94%	3.94%
Fee Waiver and/or Expense Reimbursement [2]	(1.89)%	(1.89)%	(1.89)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.30%	3.05%	2.05%

1 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; acquired fund fees and expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes and, extraordinary expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2018. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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YEAR	Class A	Class C	Class I
1	$795	$308	$208
3	$1,612	$1,316	$1,028
5	$2,443	$2,325	$1,865
10	$4,581	$4,853	$4,037

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2017 was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective primarily by writing short-term call and put options on S&P 500 Index futures, and investing in cash and cash equivalents, including affiliated and unaffiliated money market funds, and other high-quality short-term fixed income securities such as U.S. Treasury securities. The Fund invests mainly in options on S&P 500 Index futures, but may invest in other futures markets including agricultural products, metals, currencies, interest rates and other financial instruments, as well as equity and other financial indices. The Fund also buys and sells futures contracts themselves, and buys options as hedging vehicles and to seek incremental gain. The Fund’s strategy aims to achieve capital appreciation over the long-term.

ITB Capital Advisors, LLC, the Fund’s sub-advisor (the “Sub-Advisor”) focuses on writing call and put options that it expects to expire worthless. Call options expire worthless when the underlying index price is below the strike price at maturity (expiration date); while put options expire worthless when the underlying index price is above the strike price at maturity (expiration date). The Fund profits when written options expire worthless because it retains all of the option premium. If written options expire with value, the Fund could lose money on its option investments to the extent of the difference between the underlying index price and the strike price at maturity exceeds the option premiums the Fund received. The Sub-Advisor believes these written options will expire worthless because it selects call options with strike prices that are above the anticipated short-term trading range of the reference futures index, and selects put options with strike prices that are below the anticipated trading range of the underlying index. The Sub-Advisor forecasts index trading ranges based on its fundamental analysis of economic conditions, technical analysis of historical index prices and its general opinion of market direction. Additionally, the Sub-Advisor uses scenario analysis to assess risk and will adjust portfolio positions to reduce sensitivity to downside market movements. The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

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Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

Affiliated Investment Company Risk. The Fund invests in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Risk. The Fund’s use of stock index futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a

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disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Turnover Risk: The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

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Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class C and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Time Value Trading Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 6.90% (quarter ended June 30, 2015), and the lowest return for a quarter was (14.43)% (quarter ended September 30, 2015). The Fund’s Class A year-to-date return for the period ended September 30, 2017 was 8.08%.

Average Annual Total Returns

(for the periods ended, December 31, 2016)

Class A	1 Year	Since inception (11/7/14)
Return Before Taxes	(4.69)%	(5.70)%
Return After Taxes on Distributions	(4.69)%	(7.77)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.66)%	(4.76)%
Class C
Return Before Taxes	0.39%	(3.85)%
Class I
Return Before Taxes	1.40%	(2.85)%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	6.89%

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After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Advisor: Catalyst Capital Advisors LLC (the “Advisor”) is the Fund’s investment advisor.

Sub-Advisor: ITB Capital Advisors, LLC is the Fund’s investment sub-advisor.

Portfolio Managers: Gerald Black and Jeffrey Dean, each a Co-Founder and a Managing Partner of the Sub-Advisor, serve as the Fund’s Portfolio Managers. Mr. Black and Mr. Dean are jointly and primarily responsible for the day to day management of the Fund’s portfolio. They have served the Fund in this capacity since the Fund commenced operations in 2014.

Purchase and Sale of Fund Shares: The minimum initial investment in all share classes of the Fund is $2,500 for regular and IRA accounts, and $100 for an automatic investment plan account. The minimum subsequent investment in all share classes of the Fund is $50. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary to the Fund or the Transfer Agent and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. If you are investing in a tax-deferred plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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